Organization and Business Description (Tables)	12 Months Ended
Mar. 31, 2026
Organization and Business Description [Abstract]
Schedule of Subsidiaries and Consolidated Affiliated Entities

As of March 31, 2026 the Company’s subsidiaries and consolidated affiliated entities were as follows:

Subsidiaries	Date of Incorporation or acquisition	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Joint Cross Border Logistics Company Limited (“JCB”)	July 18th, 2017	Hong Kong, PRC	100%	custom clearance, drugs enlisting, warehouse services and other logistics services
V-Alliance Technology Supplies Limited (“VA”)	September 1st, 2016	Hong Kong, PRC	100%	procurement and distribution of pharmaceutical products
New Ben Global Enterprises Limited *	March 18, 2026	Hong Kong, PRC	100%	No activity

*	The Company disposed this company to original shareholder on July 15, 2026.